                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment: [ ]; Amendment Number:
                                                -------------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      River Oaks Capital LLC
Address:   1905 East Wayzata Blvd, Suite 140
           Wayzata, MN 55391

Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Morley
Title:   Client Service Representative
Phone:   212-713-9117

Signature, Place, and Date of Signing:


James Morley                        New York, NY                    2/6/07
-----------------------     ---------------------------      -------------------
      [Signature]                  [City, State]                    [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name

28-
    --------------------------          ----------------------------------------

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
                                          -------------------

Form 13F Information Table Entry Total:          48
                                          -------------------
Form 13F Information Table Value Total:       $100,515
                                          -------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number                Name

-------   ---------------------------------   ----------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1              COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------
                             TITLE                 VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER           OF CLASS   CUSIP      (x$1000)     PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------


UBS SECURITIES LLC

     COLUMN 1              COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------
                             TITLE                 VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER           OF CLASS   CUSIP      (x$1000)     PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------
AMERICAN CMNTY BANKSHARES  OTC EQ   02520W106 $  1,383,003.00  125272 N   X               RIVO     125272      0    0
ACCESS NATIONAL CORPORATIO OTC EQ   004337101 $  1,370,130.00  143319 N   X               RIVO     143319      0    0
ANNAPOLIS BANCORP INC      OTC EQ   035848100 $  1,654,782.00  176510 N   X               RIVO     176510      0    0
ATLANTIC BANCGROUP INC     OTC EQ   048221105 $  2,092,545.00   61727 N   X               RIVO      61727      0    0
BAY NATIONAL CORP          OTC EQ   072500101 $    731,347.00   38091 N   X               RIVO      38091      0    0
BANK OF THE CAROLINAS CORP OTC EQ   06425J102 $  2,020,313.00  136859 N   X               RIVO     136859      0    0
BEACH FIRST NATIONAL       OTC EQ   073334104 $  5,535,170.00  289345 N   X               RIVO     289345      0    0
BANK OAKRIDGE NORTH CAROLI OTC EQ   064180102 $    813,154.00   63652 N   X               RIVO      63652      0    0
CAPE FEAR BANK CORP        OTC EQ   139380109 $  3,649,447.00  328779 N   X               RIVO     328779      0    0
COLUMBIA BANCORP ORE       OTC EQ   197231103 $  3,269,299.00  123603 N   X               RIVO     123603      0    0
COMMUNITY BANCORP          OTC EQ   20343T100 $  2,319,437.00   76828 N   X               RIVO      76828      0    0
CCF HOLDING CO             OTC EQ   12487X104 $  3,736,861.00  181357 N   X               RIVO     181357      0    0
CENTER FINANCIAL CORP      OTC EQ   15146E102 $    318,921.00   13305 N   X               RIVO      13305      0    0
COOPERATIVE BANKSHARES INC OTC EQ   216844100 $  2,911,759.00  162759 N   X               RIVO     162759      0    0
CRESECENT FINANCIAL CORP   OTC EQ   225744101 $    489,716.00   38289 N   X               RIVO      38289      0    0
CARROLLTON BANCORP MD      OTC EQ   145282109 $    373,421.00   21761 N   X               RIVO      21761      0    0
CENTERSTATE BANKS FL INC   OTC EQ   15201P109 $  1,265,349.00   60543 N   X               RIVO      60543      0    0
CARDINAL STATE BANK        COMMON   141546101 $  1,683,208.00  141565 N   X               RIVO     141565      0    0
CRESCENT BANK CO-GA        OTC EQ   225646108 $  3,813,694.00   82387 N   X               RIVO      82387      0    0
COMMONWEALTH BANKSHARES IN OTC EQ   202736104 $  6,411,350.00  256454 N   X               RIVO     256454      0    0
ENTERPRISE BANCORP INC MAS OTC EQ   293668109 $    891,763.00   55389 N   X               RIVO      55389      0    0
FIRST COMMUNITY BANCORP CA OTC EQ   31983B101 $  1,683,042.00   32199 N   X               RIVO      32199      0    0
FIRST COMMUNITY BANK       OTC EQ   31885E202 $  1,143,172.00   60517 N   X               RIVO      60517      0    0
FIRST MUTUAL BANSHARES INC OTC EQ   32190E102 $    823,585.00   35530 N   X               RIVO      35530      0    0
FNB FINANCIAL SERVICES COR OTC EQ   302526108 $  3,641,496.00  245715 N   X               RIVO     245715      0    0
FIRST REGIONAL BANCORF-CAL OTC EQ   33615C101 $  8,845,230.00  259467 N   X               RIVO     259467      0    0
GREENVILLE FIRST BANCSHARE OTC EQ   39607Y100 $  3,124,314.00  145520 N   X               RIVO     145520      0    0
JACKSONVILLE BANCORP INC F OTC EQ   469249106 $  1,775,219.00   53632 N   X               RIVO      53632      0    0
NATIONAL MERCANTILE BANCOR OTC EQ   636912206 $  1,336,954.00   97233 N   X               RIVO      97233      0    0

MONARCH FINANCIAL HLDG INC OTC EQ   60907Q100 $  4,400,375.00  251450 N   X               RIVO     251450      0    0
OLD LINE BANCSHARES INC    OTC EQ   67984M100 $  1,326,250.00  125000 N   X               RIVO     125000      0    0
PORTER BANCORP INC         OTC EQ   736233107 $    293,930.00   13300 N   X               RIVO      13300      0    0
PEOPLES BANCORP OF N C INC OTC EQ   710577107 $    455,073.00   16241 N   X               RIVO      16241      0    0
PEOPLES FINANCIAL CORP-MIS OTC EQ   71103B102 $  1,700,811.00   62993 N   X               RIVO      62993      0    0
PLACER SIERRA BANCSHARES   OTC EQ   726079106 $    780,393.00   32831 N   X               RIVO      32831      0    0
PATRIOT NATL BANCORP INC   OTC EQ   70336F104 $  3,067,777.00  115984 N   X               RIVO     115984      0    0
SAVANNAH BANCORP INC       OTC EQ   804748101 $    816,328.00   29957 N   X               RIVO      29957      0    0
SUSSEX BANCORP             OTC EQ   869245100 $  2,187,945.00  144945 N   X               RIVO     144945      0    0
SUMMIT FINANCIAL GROUP INC OTC EQ   86606G101 $    232,425.00   12074 N   X               RIVO      12074      0    0
                                              ---------------
                                              $ 84,368,988.00
                                              ===============

UBS SECURITIES LLC

USD

     COLUMN 1              COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------
                             TITLE                 VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER           OF CLASS   CUSIP      (x$1000)     PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------
SOUTHERN NATIONAL BANCORP  OTC EQ   843395104 $    373,500.00   22500 N   X               RIVO      22500      0    0
SUFFOLK FIRST BANK VA      OTC EQ   864788104 $    306,646.00   30361 N   X               RIVO      30361      0    0
TIDELANDS BANCSHARES INC   OTC EQ   886374107 $  1,843,722.00  119800 N   X               RIVO     119800      0    0
TIB FINANCIAL CORP         OTC EQ   872449103 $  3,137,076.00  179364 N   X               RIVO     179364      0    0
TEMECULA VALLEY BANCORP    OTC EQ   87972L104 $  1,266,650.00   55000 N   X               RIVO      55000      0    0
UNITY BANCORP INC-DEL      OTC EQ   913290102 $  1,110,870.00   75518 N   X               RIVO      75518      0    0
VINEYARD NATIONAL BANCORP  OTC EQ   927426106 $  4,117,127.00  178850 N   X               RIVO     178850      0    0
VALLEY FINANCIAL CORP VA   OTC EQ   919629105 $  1,052,441.00   80339 N   X               RIVO      80339      0    0
WASHINGTON BANKING COMPANY OTC EQ   937303105 $  2,938,351.00  175006 N   X               RIVO     175006      0    0
                                              $ 16,146,383.00
                                              ---------------
                                              $100,515,371.00
                                              ===============